EVENTS OCCURRING AFTER BALANCE SHEET DATE (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands	Apr. 18, 2023 USD ($) $ / shares shares	Apr. 18, 2023 SGD ($)	Jan. 17, 2023 shares	Apr. 21, 2023 SGD ($) shares	Apr. 18, 2023 $ / shares shares	Feb. 22, 2023 SGD ($)	Jan. 26, 2023 SGD ($) shares	Jan. 03, 2023 SGD ($)	Dec. 31, 2022 shares	Apr. 18, 2022 shares	Dec. 31, 2021 shares	Sep. 30, 2021 shares	Jun. 30, 2021 shares	Apr. 30, 2021 shares	Dec. 31, 2020 shares	Dec. 07, 2020	Dec. 10, 2019
IfrsStatementLineItems [Line Items]
Shares issued									486,485	478,230	949,096	359,745	837,975	837,975	243,134
Shares outstanding									8,444,460		7,479,745				6,078,341
Fixed interest rate									4.73%							5.00%	5.50%
Nonadjusting Event [member]
IfrsStatementLineItems [Line Items]
Reverse split			1-for-380.83 reverse split of its ordinary shares pursuant to which the shareholders received one (1) ordinary share for every 380.83 ordinary shares
Shares issued	2,412,369		8,444,460		2,412,369
Shares outstanding			8,444,460
Shares issued | (per share)	$ 4.00				$ 4.00
Gross proceeds	$ 9,650	$ 12,938,017
Net proceeds	$ 8,250	$ 11,055,543
Nonadjusting Event [member] | Fixed interest rate [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fixed interest rate						5.00%
Nonadjusting Event [member] | Fixed interest rate [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Fixed interest rate						5.50%
Nonadjusting Event [member] | Converitable Loan [member]
IfrsStatementLineItems [Line Items]
Loan | $							$ 250,000	$ 1,500,000
Shares issued				589,509			82,990
Nonadjusting Event [member] | Related Party Loan [member]
IfrsStatementLineItems [Line Items]
Loan | $				$ 1,500,000		$ 300,000